Received SEC

JUL 25 2017

Washington, DC 20549

Nasdaq Stock Market

17010509

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

CERTINAS
001-38149

July 25, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 12, 2017 The Nasdaq Stock Market (the "Exchange") received from RBB Bancorp (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, no par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery